Investment Objectives and Goals	Jun. 18, 2026
YieldMax(R) Universe Fund of Option Income ETFs
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Universe Fund of Option Income ETFs – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income.
YieldMax(R) Magnificent 7 Fund of Option Income ETFs
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Magnificent 7 Fund of Option Income ETFs – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income.